AVAILABLE-FOR-SALE INVESTMENTS - CHANGES IN LEVEL 3 (Details) - 12 months ended Dec. 31, 2017 $ in Thousands	CNY (¥)	USD ($) [1]
Disclosure of changes in level 3 of available-for-sale financial assets [line items]
Closing balance of previous period	¥ 53,826,000
Changes in the fair values of available-for-sale financial assets	242,588,000	$ 37,285
Closing balance of current period	296,414,000	$ 45,558
Impairment provision of available-for-sale instruments	0
Level 3 [member]
Disclosure of changes in level 3 of available-for-sale financial assets [line items]
Transfer from cost	37,500,000
Changes in the fair values of available-for-sale financial assets	242,588,000
Closing balance of current period	¥ 280,088,000

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.